Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Syntec Optics Holdings, Inc.
Entity Central Index Key	0001866816
Entity Tax Identification Number	87-0816957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Syntec Optics Holdings, Inc.
Entity Address, Address Line Two	515 Lee Road
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14606
City Area Code	(585)
Local Phone Number	768-2513
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Syntec Optics Holdings, Inc.
Entity Address, Address Line Two	515 Lee Road
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14606
Contact Personnel Name	Al Kapoor